Fees and Expenses - PIMCO Emerging Markets Full Spectrum Bond Fund	Mar. 31, 2025
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	The expense information in the table has been restated to reflect current expenses, including the reduction in the Fund’s advisory fee, the Fund’s fee waiver and anticipated principal investment strategies, such as the degree of anticipated investments in Acquired Funds (defined below).
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not match the Ratio of Expenses to Average Net Assets of the Fund, as set forth in the Financial Highlights table of the Fund’s prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):(1)